Private Placements of Common Stock and Warrants - Liability Classified Warrants (Details) - USD ($)		12 Months Ended
	Jul. 19, 2024	May 31, 2024	May 31, 2025	May 03, 2024	Oct. 23, 2023
Derivative Liability [Abstract]
Purchase price per unit				$ 0.1	$ 0.16
Derivative liability (beginning balance)		$ 79,000
Classified as liability		6,970,000	$ 0
Reclassified as equity		(7,285,000)
Loss on derivative due to change in fair market value	$ 1,700,000	$ 236,000